Share Option and Restricted Share Unit Plans - Additional Information (Detail) - USD ($)			12 Months Ended
	May 21, 2015	Feb. 23, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 04, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share awards approved for grant						3,808,371
Increased number of shares available for future issuance		1,468,500
Options vest increments per year			25.00%
Weighted average grant date fair value of share options granted			$ 4.01	$ 3.16	$ 10.67
Total Compensation cost related to non-vested share option and restricted stock unit not yet recognized			$ 11,638,000
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period			3 years
Closing common share price			$ 7.45
Aggregate intrinsic value of all options exercisable and outstanding			$ 6,000
Aggregate intrinsic value of all options exercised			$ 0	$ 325,000	$ 2,347,000
Weighted average contractual life of share options exercisable			5 years 7 months 6 days
Weighted average contractual life of share options outstanding			7 years 2 months 12 days
Granted in 2007, 2008 and 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment for the first year			15.00%
Employee's restricted stock units vest increment for the second year			15.00%
Employee's restricted stock units vest increment for the third year			20.00%
Employee's restricted stock units vest increment for the fourth year			25.00%
Employee's restricted stock units vest increment for the fifth year			25.00%
Granted in 2010, 2011, 2012 and 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment per year			25.00%
Amendment | 2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Amendment | 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			1,210,889